DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF FUTURE MINIMUM PRINCIPAL PAYMENTS
In thousands
Reminder of 2022	$—
2023	—
2024	1,250
2025	2,500
2026	2,500
Thereafter	13,750
$20,000